Financial assets and liabilities - Summary of Sensitivity Analysis on Changes in Foreign Exchange Rates (Detail)	12 Months Ended
Dec. 31, 2021
Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	5.5805%
Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	6.321%
United Kingdom, Pounds
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	7.5242%
Probable [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	5.70%
Probable [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	6.555%
Probable [member] | United Kingdom, Pounds
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	7.923%
25% [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	7.125%
25% [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	8.1938%
25% [member] | United Kingdom, Pounds
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	9.9038%
50% [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	8.55%
50% [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	9.8325%
50% [member] | United Kingdom, Pounds
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	11.8845%
-25% [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	4.275%
-25% [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	4.9163%
-25% [member] | United Kingdom, Pounds
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	5.9423%
-50% [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	2.85%
-50% [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	3.2775%
-50% [member] | United Kingdom, Pounds
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	3.9615%